Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties

Accounts receivable — related parties, net consisted of the following:

	As of March 31,
	2026	2025
Matter Design Limited [1]	$—	$188,563
EPED Limited [2]	1,161	—
AIMO (HK) Limited [4]	1,628	—
Less: allowance for expected credit loss	(29)	(2,030)
	$2,760	$186,533

Contract assets — related parties, net consisted of the following:

	As of March 31,
	2026	2025
EPED Limited [2]	$7,294	$—
EPED Development Limited [3]	6,683	—
Less: allowance for expected credit loss	(134)	—
	$13,843	$—

Prepayment — a related party, net consisted of the following:

	As of March 31,
	2026	2025
AIMO (HK) Limited [4]	$12,755	$—

Accounts payable — a related party, net consisted of the following:

	As of March 31,
	2026	2025
AIMO (HK) Limited [4]	$19,133	$—

In addition to the transactions and balances detailed elsewhere in these financial statements, the Company had the following transactions with related parties:

	For the years ended March 31,
	2026	2025	2024
Revenue from Matter Design Limited [1]	$—	$216,347	$301,208
Revenue from EPED Limited [2]	42,990	—	—
Revenue from EPED Development Limited [3]	6,714	—	—
Revenue from AIMO (HK) Limited [4]	3,002	—	—
Cost of revenue paid to AIMO (HK) Limited [4]	275,507	—	—
Cost of revenue paid to Space Plus Limited [5]	27,050	—	—
Interest income from EPED Limited [2]	11,547	6,103	—
Interest income from AIMO (HK) Limited [4]	3,286	—	—
Interest income from Space Plus Limited [5]	8,257	6,210	—
Consultancy fee paid to EPED Limited [2]	218,540	135,730	—
Consultancy fee paid to Space Plus Limited [5]	184,526	100,089	—
Research and Development cost paid to AIMO (HK) Limited[4]	20,503	—	—
Purchase of Property and equipment from AIMO (HK) Limited[4]	69,838	—	—
Short-term loan to EPED Limited [2]	576,643	410,625	—
Short-term loan to Space Plus Limited [5]	320,357	410,625	—
Repayment of short-term loan from EPED Limited [2]	576,643	410,625	—
Repayment of short-term loan from Space Plus Limited [5]	320,357	410,625	—
Repayment of short-term loan from AIMO (HK) Limited [4]	256,287	—	—

[1]	Matter Design Limited is controlled by Mr. Hoi Lung CHAN, the beneficial owner, chief executive officer and director of the Company.
[2]	EPED Limited is controlled by Mr. Hoi Lung CHAN.

[3]	EPED Development Limited is controlled by Mr. Hoi Lung CHAN’s spouse.

[4]	AIMO (HK) Limited is an entity which formed joint venture, Axonex Robotics Limited on October 30,2025 with Axonex Intelligence Limited, the Company’s subsidiary.

[5]	Space Plus Limited is controlled by Mr. Cheong Shing KU, the beneficial owner and director of the Company.